Note 5 - Leases	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

5.   LEASES

In  August 2025, the Company was assigned operating leases for distribution and warehouse facilities in Orlando, FL and Tampa, FL and certain transportation equipment related to the acquisition of Century. The Orlando lease expires  July 31, 2029 and calls for monthly rental payments of approximately $25,000. The Tampa lease expires  November 30, 2029 but contains a 6 month extension option and calls for monthly rental payments of approximately $21,000. The Company recognized initial right-of-use ("ROU") assets and lease liabilities of approximately $2.4 million related to the assumed Century leases. The Company's other ROU assets and lease liabilities consist primarily of operating leases for the Granite City, IL operating facility and administrative office spaces in The Woodlands, TX and Longview, TX. The Company’s other operating leases for items such as operations equipment, IT equipment and storage space are either short-term in nature or immaterial. The Company does not have any finance leases in place.

The Company determines if an arrangement contains a lease at inception based on if the arrangement conveys the right to control the use of an identified asset for a period of time in exchange for consideration and allows the Company to obtain substantially all of the economic benefit from the use of the identified asset. Certain lease agreements contain rent escalation clauses and one or more options to extend the lease. The Company considers these provisions when calculating operating lease obligations. The Company uses its incremental borrowing rate at lease commencement to determine the present value of lease payments.

The components of expense related to leases were as follows for the fiscal years ended March 31, 2026 and 2025 (in thousands):

	Fiscal 2026	Fiscal 2025
Finance lease - amortization of ROU asset	—	54
Operating lease expense	850	384
	$850	$438

The following table illustrates the balance sheet classification for ROU assets and lease liabilities as of March 31, 2026 and 2025 (in thousands):

	March 31, 2026	March 31, 2025	Balance Sheet Classification
Assets
Operating lease right-of-use asset	$4,702	$2,841	Operating lease right-of-use asset
Finance lease right-of-use asset	—	378	Property, plant & equipment
Total right-of-use assets	$4,702	$3,219

Liabilities
Operating lease liability, current	$756	$160	Accrued expenses
Operating lease liability, non-current	4,097	2,752	Non-current lease liabilities
Total lease liabilities	$4,853	$2,912

As of March 31, 2026, the weighted-average remaining lease term was 12.5 years for operating leases. The weighted average discount rate was 7.0% for operating leases.

Maturities of lease liabilities as of March 31, 2026 were as follows (in thousands):

Operating
Leases
Fiscal 2027	1,054
Fiscal 2028	990
Fiscal 2029	971
Fiscal 2030	478
Fiscal 2031 and beyond	4,544
Total undiscounted lease payments	$8,037
Less: imputed interest	(3,184)
Present value of lease liability	$4,853